Concentration and Risk (Tables)	12 Months Ended
Dec. 31, 2020
Concentration and Risk
Schedule of components of cash and cash equivalents and restricted cash maintained at bank

	As of December 31,
	2019	2020
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	654,946	522,904
HKD denominated bank deposits with:
Financial Institutions in the Hong Kong	—	117
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	664,478	396,926
Financial Institutions in the PRC	14,448	16,083